Employee Benefits (Details 7) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits
Salaries	$ 242,900,374	$ 243,047,677	$ 213,794,654
Employees’ short-term benefits	36,662,817	39,461,401	46,605,454
Total expenses for short-term employee benefits	279,563,191	282,509,078	260,400,108
Employments termination benefits	19,122,456	12,464,903	9,354,568
Others staff expense	46,858,251	53,747,292	45,277,007
Total (1)	$ 345,543,898	$ 348,721,273	$ 315,031,683